Rule 497(e);
                                         "Rule 482 Ad";
                            Reg. No. 33-86006; 811-8850

               WE'RE SERIOUS ABOUT VALUE

            ICAP SELECT EQUITY PORTFOLIO **

          YTD                    1 year          Annualized Since Inception
     Through 6/30/99      (6/30/98-6/30/99)         (12/31/97-6/30/99)

       22.76%                    21.03%                    26.17%


At Institutional Capital Corporation          All provide access to the same
(ICAP), we eat, think and breathe value.      investment management expertise
                                              that has helped us successfully
                                              serve institutional and
In fact, it's all we do.                      individual investors for three
                                              decades.

For more than 30 years, our focus on          The ICAP Select Equity Portfolio
attractively priced large- and mid-size       is ICAP's most concentrated fund,
companies has helped us achieve superior      containing 15-20 of our top picks.
long-term total returns.
                                              SERIOUS ABOUT INVESTING FOR VALUE?
See for yourself.                             Contact your financial advisor or
                                              call 888-221-(ICAP)(4227).
The no-load* ICAP Funds offer a choice        Or visit our web site at
domestic and European equity portfolios,      www.icapfunds.com for more
including the Discretionary Equity, Equity,   information about the ICAP Funds.
Select Equity and Euro Select Equity
Portfolios.  Each is guided by ICAP's                      [ICAP Logo]
time-tested, value-driven investment
approach.

ICAP FUNDS     THE SERIOUS INVESTOR'S CHOICE

*While the ICAP Portfolios are no-load funds, other fees and expenses apply to a continued investment in the Portfolios. These are described more fully in the Portfolios' prospectus. ICAP may waive some fees and/or reimburse some expenses without which performance would be lower. Share price and return may vary and you may have a gain or loss when you sell your shares.

** Past performance is not an indication of future results. The ICAP Select Equity Fund is not diversified, and may be more volatile than diversified funds.

Investors should carefully read the prospectus before investing.